CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 749,313	$ 785,564
Loans:
Loans held for sale, at lower of cost or fair value	0	673,991
Loans Held for Investment, at Amortized Cost	2,570,125	1,503,559
Loans held for investment in consolidated trust, at amortized cost	629,989	563,575
Allowance for loan losses	(6,866)	(11,351)
Total loans, net of allowance	3,193,248	2,729,774
Real estate owned, at lower of cost or fair value	2,617	3,985
Financial derivatives Assets, at fair value	19,718	31,173
Interest receivable	107,201	103,414
Guarantee and commitment fees receivable	43,904	41,789
Deferred Tax Assets, Net	44,045	3,123
Prepaid expenses and other assets	14,046	66,709
Total Assets	13,361,780	12,622,201
Notes payable:
Due within one year	7,338,781	6,567,366
Due after one year	5,001,169	5,034,739
Total notes payable	12,339,950	11,602,105
Debt securities of consolidated trusts held by third parties	261,760	167,621
Financial derivatives Liability, at fair value	75,708	150,682
Accrued interest payable	53,772	51,779
Guarantee and commitment obligation	39,667	37,803
Accounts payable and accrued expenses	9,986	13,710
Reserve for losses	6,468	5,539
Total Liabilities	12,787,311	12,029,239
Common stock:
Additional paid-in capital	110,722	106,617
Accumulated other comprehensive income, net of tax, related to available-for-sale securities	(16,202)	73,969
Retained earnings	168,877	102,243
Total Stockholders' Equity	332,616	351,109
Non-controlling interest - preferred stock	241,853	241,853
Total Equity	574,469	592,962
Total Liabilities and Equity	13,361,780	12,622,201
Series A Preferred Stock [Member]
Preferred stock:
Preferred Stock	58,333	0
Series C Preferred Stock [Member]
Preferred stock:
Preferred Stock	0	57,578
Common Stock, Class A Voting [Member]
Common stock:
Common stock	1,031	1,031
Common stock, Class B Voting [Member]
Common stock:
Common stock	500	500
Common stock, Class C Non-Voting [Member]
Common stock:
Common stock	9,355	9,171
Investment Securities [Member]
Assets:
Available-for-sale, at fair value	2,483,147	2,498,382
Trading, at fair value	928	1,247
Marketable Securities	2,484,075	2,499,629
Farmer Mac Guaranteed Securities [Member]
Assets:
Available-for-sale, at fair value	5,091,600	4,766,258
USDA Securities [Member]
Assets:
Available-for-sale, at fair value	1,553,669	1,486,595
Trading, at fair value	58,344	104,188
Marketable Securities	$ 1,612,013	$ 1,590,783